Other Related Party Transactions - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenue	$ 61	$ 143	$ 170
Expenses:
Total expenses	59	85	81
Interest expense	390	387	247
Gain (loss) from change in fair value of warrant liabilities	$ 0	$ (345)	$ 820